Shareholder Report, Holdings (Details) - C000211759	Dec. 31, 2025
AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.80%
AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.50%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%